ACQUISITION OF APEX (Details Textuals 4) (APEX)	Sep. 30, 2012 Royal Bank of Canada ("RBC") Line of Credit CAD	Jun. 04, 2012 Royal Bank of Canada ("RBC") Line of Credit USD ($)	Jun. 04, 2012 Royal Bank of Canada ("RBC") Line of Credit CAD	Jun. 04, 2012 Royal Bank of Canada ("RBC") Term credit facility USD ($)	Jun. 04, 2012 Royal Bank of Canada ("RBC") Term credit facility CAD	Jun. 04, 2012 Royal Bank of Canada ("RBC") Revolving demand facility USD ($)	Jun. 04, 2012 Royal Bank of Canada ("RBC") Revolving demand facility CAD	Jun. 04, 2012 BDC Capital Inc. ("BDC") Term credit facility USD ($)	Jun. 04, 2012 BDC Capital Inc. ("BDC") Term credit facility CAD
Business Acquisition [Line Items]
Aggregate amount of credit facility	2,750,000	$ 2,641,000	2,750,000	$ 2,400,500	2,500,000	$ 192,000	200,000	$ 1,632,000	1,700,000